Financial Instruments and Risk Management (Market risk - Sensitivity Analysis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
US Dollar/Euro [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (54)	$ (82)
US Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	2
US Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	73	70
US Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0	$ 31
Option contract [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Option contract [Member] | US Dollar/Euro [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Option contract [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Option contract [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Option contract [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Option contract [Member] | US Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Option contract [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Option contract [Member] | US Dollar/British Pound [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(17)
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(9)
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	10
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	21
Forward contracts [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	18
Forward contracts [Member] | US Dollar/Euro [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	9
Forward contracts [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(8)
Forward contracts [Member] | US Dollar/Euro [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(15)
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(66)
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(34)
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	40
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	83
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(31)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(17)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	15
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 33